Revenue	12 Months Ended
Dec. 31, 2021
Revenue [Abstract]
Revenue

17. REVENUE

Revenue is disaggregated based on how the nature, amount, timing and uncertainty of the revenue and cash flows are affected by economic factors.

For the year ended December 31, 2021, our top ten customers accounted for 52% of our revenue and our two largest customers accounted for 13% and 10% of our revenue. For the year ended December 31, 2020, our top ten customers accounted for 55% of our revenue and our largest customer accounted for 20% of our revenue. For the year ended December 31, 2019, our top ten customers accounted for 56% of our revenue and our largest customer accounted for 21% of our revenue.

The Group presents revenue as disaggregated by market based on the location of the end user as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
U.K. and Ireland	21,391	16,189	13,412
Other Europe	10,800	5,252	2,879
North America	7,484	3,959	1,916
Rest of the world	2,648	2,580	1,059
Total revenues	42,323	27,980	19,266

The Group presents disaggregated revenue by monetization type as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Hybrid commission	15,616	14,738	11,060
Revenue share commission	3,596	3,308	3,856
CPA commission	18,591	9,047	3,447
Other revenue	4,520	887	903
Total revenues	42,323	27,980	19,266

The Group also tracks its revenues based on the product type from which it is derived. Revenue disaggregated by product type is as follows:

	YEAR ENDED DECEMBER 31,
	2021	2020	2019
Casino	35,632	24,135	14,020
Sports	6,188	3,210	4,686
Other	503	635	560
Total revenues	42,323	27,980	19,266